Taxation	9 Months Ended
Sep. 30, 2026
Taxation
Income tax (benefit)/expense

10.Taxation

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025(a)	2026	2025(a)
	$'m	$'m	$'m	$'m

Current taxes	67.6	47.3	166.8	126.3
Deferred income taxes	(5.8)	2.5	(14.1)	15.9
Total taxation expense	61.8	49.8	152.7	142.2
(a)	The results for the three and nine month periods ended September 30, 2025 have been re-presented to reflect the results of the Latam segment as a discontinued operation. See note 21.1 for more information.

In 2026, the forecast annual effective tax rate was determined and applied to the income or loss before tax in the period.

In the prior period, tax was computed by applying adjustments for material temporary and permanent differences by reference to the relevant tax rules to the year to date income or loss before tax.

The income tax expense for the third quarter increased by $12.0 million compared to the same period in 2025 primarily due to a change in the profit mix, in particular for Nigeria entities, which have a local statutory tax rate of 34%. The effective tax rate in the third quarter is above the blended statutory rate due to UK losses for which no tax credit is recognized partially offset by unrealized net foreign exchange gains within finance income in Nigeria not giving rise to a tax expense.

The income tax expense for the nine month period ended September 30, 2026 increased by $10.5 million compared to the same period in 2025 primarily due to a change in the profit mix, in particular for Nigeria entities, which have a local statutory tax rate of 34%. The effective tax rate is above the blended statutory rate due to UK losses for which no tax credit is recognized partially offset by unrealized net foreign exchange gains within finance income in Nigeria not giving rise to a tax expense.

The effective tax rate for the nine months ended 30 September 2026 was 65% (2025: 34%). This was primarily due to losses in the UK for which no deferred tax asset is recognized, partly offset by foreign exchange gains in Nigeria that are not taxable.

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

The increase in the deferred tax asset was primarily attributable to the recognition of Nigeria finance costs and foreign exchange movements considered to be recoverable in future periods.

The increase in the corporation tax liability was primarily attributable to increased taxable profits in Nigeria and the impact of foreign exchange movements.